FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

25.FINANCIAL INSTRUMENTS

(a)	Fair value hierarchy

To provide an indication of the reliability of the inputs used in determining fair value, we classify our financial instruments into the three levels prescribed by the accounting standards.

Level 1

The fair value of financial instruments traded in active markets (such as publicly traded equity securities) is based on quoted (unadjusted) market prices as at the reporting date. The quoted market price used for financial assets held by the Company is the closing trading price on the reporting date. Such instruments are included in Level 1.

Level 2

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, we include that instrument in Level 2.

Level 3	If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

The carrying value of cash and cash equivalents, trade and other receivables, and restricted cash approximates the fair value due to the short-term nature of the instruments.

At December 31, 2024, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	FVTPL	$160,849	$160,849	$—	$—
Accounts receivable	FVTPL	65	65	—	—
Derivative assets	FVTPL	3,387	—	3,387	—
Restricted cash	Amortized cost	763	763	—	—
		$165,064	$161,677	$3,387	$—

Financial liabilities
Derivative liabilities	FVTPL	249	—	249	—
Lease obligation	Amortized cost	2,179	—	2,179	—
		$5,322	$—	$5,322	$—

At December 31, 2023, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	FVTPL	$96,632	$96,632	$—	$—
Accounts receivable	FVTPL	18	18	—	—
Restricted cash	Amortized cost	1,011	1,011	—	—
		$97,661	$97,661	$—	$—

Financial liabilities
Accrued liabilities	Amortized cost	122	122	—	—
Lease obligation	Amortized cost	2,908	—	2,908	—
Revolving Facility	Amortized cost	88,350	—	—	88,350
		$91,380	$122	$2,908	$88,350

The fair value of the Revolving Facility is determined using discounted cash flows based on the expected amounts and timing of the cash flows discounted using a market rate of interest adjusted for appropriate credit risk.

The fair value of the Revolving Facility at December 31, 2023 was estimated at $88.4 million using a discount rate of 7.9%.

We determine whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.

(b)	Financial risk management
(i)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to financial instruments fails to meet its contractual obligations. The Company’s material exposure to credit risk is limited to its cash and derivative assets.

Our cash is held at large financial institutions in interest bearing accounts, and we mitigate credit risk related to derivative assets by entering into transactions with long-standing, reputable counterparties. We believe that the credit risk related to our cash and derivative assets are low. The Company’s maximum exposure to credit risk is the carrying value of its cash and derivative assets.

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities.

At December 31, 2024, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$11,963	$—	$—	$—	$11,963
Accrued liabilities	11,391	—	—	—	11,391
Lease obligations	251	742	1,442	—	2,435
Derivative liabilities	—	—	—	249	249
	$23,605	$742	$1,442	$249	$26,038

At December 31, 2023, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,219	$—	$—	$—	$8,219
Accrued liabilities	9,541	—	—	—	9,541
Lease obligations	276	736	1,210	921	3,143
Revolving Facility	1,211	5,974	14,253	93,017	114,455
	$19,247	$6,710	$15,463	$93,938	$135,358

We manage liquidity by anticipating and maintaining adequate cash balances to meet liabilities as they become due. We review cash forecasts on a regular basis to determine whether the Company will have sufficient cash to meet future working capital needs.

(iii)	Market risk

Market risk is the risk that the fair value of the Company’s financial instruments will fluctuate due to changes in market prices. The market risks to which the Company’s financial instruments are exposed are commodity price risk, currency risk, and interest rate risk.

Commodity price risk

Commodity price risk is the risk of fluctuations in prevailing market commodity prices. Revenues from mining operations, net income, gold forward contracts derivative financial instruments and trade receivables may be affected by changes in commodity prices.

As at December 31, 2024, there were no trade receivables subject to provisional pricing and consequently no exposure to changes resulting from fluctuations in commodity prices.

The table below summarizes the impact on income before tax for changes in commodity prices on revenue and the fair value of derivative instruments had realized gold and silver prices , as well as gold forward prices,been 10% greater than actual.

	Year ended December 31
	2024	2023
Increase in revenue	$34,392	$23,364
Increase in fair value adjustments loss on financial instruments	(35,915)	—
	$(1,523)	$23,364

Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in United States dollars.

Our financial instruments are held in Canadian dollars, US dollars, and Mexican pesos. As such, our Canadian- and Mexican-currency denominated accounts and balances are subject to fluctuations against the US dollar. Our financial instruments were denominated in the following currencies as at December 31, 2024:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$18,669	$147,529	$6,990
Accounts receivable	94	108	778
Restricted funds	25	746	—
Derivative assets	—	3,387	—
Trade payables	(3,882)	(9,994)	(126,241)
Accrued liabilities	(477)	(693)	(36,806)
Derivative liabilities	—	(249)	—
Lease obligations	(741)	(375)	(26,130)
Total foreign currency	13,688	140,459	(181,409)
Exchange rate	1.4388	1.0000	20.2683
Equivalent US dollars	$9,513	$140,459	$(8,950)

Our financial instruments were denominated in the following currencies as at December 31, 2023:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$27,168	$75,645	$7,523
Accounts receivable	68	25	4,993
Restricted funds	70	958	—
Trade payables	(487)	(5,632)	(55,827)
Accrued liabilities	(3,431)	(2,636)	(70,764)
Lease obligations	(1,041)	(486)	(27,607)
Revolving Facility	—	(88,350)	—
Total foreign currency	22,347	(20,476)	(141,682)
Exchange rate	1.3226	1.0000	16.8935
Equivalent US dollars	$16,896	$(20,476)	$(8,387)

Based on the above net exposures as at December 31, 2024, and assuming that all other variables remain constant:

●	a 10% appreciation of the US dollar against the Canadian dollar would increase profit by $2.0 million (2023 – increase profit by $3.8 million) and
●	a 10% appreciation of the US dollar against the Mexican peso would increase profit by $0.8 million (2023 – increase profit by $0.8 million)

Interest rate risk

Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Our interest rate exposure mainly relates to interest paid on the SOFR-based debt and interest earned on cash and term deposits.

A 100 basis points increase in interest rates would result in an increase of approximately $1.3 million (2023 - decrease income by $0.1 million) to the Company’s income for the year ended December 31, 2024.